Borrowings - Principal Repayments (Details) $ in Millions	Dec. 31, 2023 USD ($)
Borrowings
Principal repayments on borrowings	$ 9,851.2
2024
Borrowings
Principal repayments on borrowings	1,120.1
2025
Borrowings
Principal repayments on borrowings	1,058.4
2026
Borrowings
Principal repayments on borrowings	761.9
2027
Borrowings
Principal repayments on borrowings	893.4
2028
Borrowings
Principal repayments on borrowings	1,979.4
Thereafter
Borrowings
Principal repayments on borrowings	4,038.0
Holding company
Borrowings
Principal repayments on borrowings	7,053.6
Holding company | 2024
Borrowings
Principal repayments on borrowings	708.6
Holding company | 2025
Borrowings
Principal repayments on borrowings	165.0
Holding company | 2026
Borrowings
Principal repayments on borrowings	598.1
Holding company | 2027
Borrowings
Principal repayments on borrowings	658.0
Holding company | 2028
Borrowings
Principal repayments on borrowings	1,428.5
Holding company | Thereafter
Borrowings
Principal repayments on borrowings	3,495.4
Insurance and reinsurance companies
Borrowings
Principal repayments on borrowings	891.3
Insurance and reinsurance companies | 2024
Borrowings
Principal repayments on borrowings	35.2
Insurance and reinsurance companies | 2025
Borrowings
Principal repayments on borrowings	539.3
Insurance and reinsurance companies | 2026
Borrowings
Principal repayments on borrowings	39.3
Insurance and reinsurance companies | 2027
Borrowings
Principal repayments on borrowings	60.5
Insurance and reinsurance companies | 2028
Borrowings
Principal repayments on borrowings	38.9
Insurance and reinsurance companies | Thereafter
Borrowings
Principal repayments on borrowings	178.1
Non-insurance companies
Borrowings
Principal repayments on borrowings	1,906.3
Non-insurance companies | 2024
Borrowings
Principal repayments on borrowings	376.3
Non-insurance companies | 2025
Borrowings
Principal repayments on borrowings	354.1
Non-insurance companies | 2026
Borrowings
Principal repayments on borrowings	124.5
Non-insurance companies | 2027
Borrowings
Principal repayments on borrowings	174.9
Non-insurance companies | 2028
Borrowings
Principal repayments on borrowings	512.0
Non-insurance companies | Thereafter
Borrowings
Principal repayments on borrowings	$ 364.5